SHAREHOLDERS' EQUITY (Schedule of Warrants Outstanding and Exercisable) (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Warrants outstanding	39,374
Weighted average remaining contractual life (years)	1 year 4 months 13 days
Warrants exercisable	39,374
Weighted average remaining contractual life of warrants exercisable (years)	1 year 4 months 13 days
$ 0.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	0
Exercise Price, maximum	0
Warrants outstanding	330
Weighted average remaining contractual life (years)	1 year 0 days
Warrants exercisable	330
Weighted average remaining contractual life of warrants exercisable (years)	1 year 0 days
$ 2.39 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	2.39
Exercise Price, maximum	2.39
Warrants outstanding	3,600
Weighted average remaining contractual life (years)	2 years 11 months 12 days
Warrants exercisable	3,600
Weighted average remaining contractual life of warrants exercisable (years)	2 years 11 months 12 days
$ 10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	10.00
Exercise Price, maximum	10.00
Warrants outstanding	5,000
Weighted average remaining contractual life (years)	3 years 6 months 29 days
Warrants exercisable	5,000
Weighted average remaining contractual life of warrants exercisable (years)	3 years 6 months 29 days
$ 11.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	11.00
Exercise Price, maximum	11.00
Warrants outstanding	6,216
Weighted average remaining contractual life (years)	1 month 2 days
Warrants exercisable	6,216
Weighted average remaining contractual life of warrants exercisable (years)	1 month 2 days
$ 14.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	14.88
Exercise Price, maximum	14.88
Warrants outstanding	17,274
Weighted average remaining contractual life (years)	1 year 1 month 4 days
Warrants exercisable	17,274
Weighted average remaining contractual life of warrants exercisable (years)	1 year 1 month 4 days
$ 20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	20.00
Exercise Price, maximum	20.00
Warrants outstanding	3,300
Weighted average remaining contractual life (years)	1 year 0 days
Warrants exercisable	3,300
Weighted average remaining contractual life of warrants exercisable (years)	1 year 0 days
$ 80.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	80.80
Exercise Price, maximum	80.80
Warrants outstanding	1,218
Weighted average remaining contractual life (years)	7 months 13 days
Warrants exercisable	1,218
Weighted average remaining contractual life of warrants exercisable (years)	7 months 13 days
$ 106.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	106.00
Exercise Price, maximum	106.00
Warrants outstanding	2,436
Weighted average remaining contractual life (years)	7 months 13 days
Warrants exercisable	2,436
Weighted average remaining contractual life of warrants exercisable (years)	7 months 13 days